Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable Details [Line Items]
Balance, Beginning	$ 14,076	$ 12,555
Increase in allowance from new originations	3,699	2,676
Decrease in allowance from principal payments	(1,266)	(1,098)
Re-measurement of allowance before transfers	2,498	1,208
Re-measurement of amounts transferred between stages	15,357	15,626
Transfer to (from) Stage 1 – 12 month ECLs	(0)	0
Transfer to (from) Stage 2 – Lifetime ECLs	(0)	0
transfer to (from) Stage 3 – Lifetime ECLs	11	2
Gross charge-offs (excluding recoveries)	(17,393)	(16,893)
Balance, End	16,982	14,076
Stage 1 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	7,088	6,445
Increase in allowance from new originations	3,699	2,676
Decrease in allowance from principal payments	(1,248)	(1,004)
Re-measurement of allowance before transfers	2,382	1,025
Re-measurement of amounts transferred between stages	(117)	(80)
Transfer to (from) Stage 1 – 12 month ECLs	127	96
Transfer to (from) Stage 2 – Lifetime ECLs	(310)	(231)
transfer to (from) Stage 3 – Lifetime ECLs	(2,140)	(1,839)
Gross charge-offs (excluding recoveries)	0	0
Balance, End	9,481	7,088
Stage 2 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	1,336	1,266
Increase in allowance from new originations	0	0
Decrease in allowance from principal payments	13	9
Re-measurement of allowance before transfers	172	83
Re-measurement of amounts transferred between stages	1,409	1,188
Transfer to (from) Stage 1 – 12 month ECLs	(118)	(96)
Transfer to (from) Stage 2 – Lifetime ECLs	311	232
transfer to (from) Stage 3 – Lifetime ECLs	(1,489)	(1,346)
Gross charge-offs (excluding recoveries)	0	0
Balance, End	1,634	1,336
Stage 3 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	5,652	4,844
Increase in allowance from new originations	0	0
Decrease in allowance from principal payments	(31)	(103)
Re-measurement of allowance before transfers	(56)	100
Re-measurement of amounts transferred between stages	14,065	14,518
Transfer to (from) Stage 1 – 12 month ECLs	(9)	(0)
Transfer to (from) Stage 2 – Lifetime ECLs	(1)	(1)
transfer to (from) Stage 3 – Lifetime ECLs	3,640	3,187
Gross charge-offs (excluding recoveries)	(17,393)	(16,893)
Balance, End	$ 5,867	$ 5,652